C3 Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets
Leases with the Company as lessee

Right-of-use
assets

	2023				2022
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	15,895	998	303	17,196	13,756	930	171	14,857
Additions	1,307	257	1	1,565	1,650	168	136	1,954
Balances regarding acquired/divested business	2	–	–	2	334	–	–	334
Terminations	–870	–489	–	–1,359	–719	–178	–	–897
Translation differences	–331	3	–4	–332	874	78	–4	948
Closing balance	16,003	769	300	17,072	15,895	998	303	17,196

Accumulated depreciations
Opening balance	–7,789	–629	–138	–8,556	–5,687	–495	–79	–6,261
Depreciations	–2,146	–232	–49	–2,427	–2,141	–250	–60	–2,451
Terminations	546	373	–	919	393	159	–	552
Translation differences	209	–1	3	211	–354	–43	1	–396
Closing balance	–9,180	–489	–184	–9,853	–7,789	–629	–138	–8,556

Accumulated impairment losses
Opening balance	–374	–	–	–374	–303	–	–	–303
Impairment losses	–93	–	–61	–154	–66	–	–	–66
Terminations	3	–	–	3	27	–	–	27
Translation differences	11	–	–	11	–32	–	–	–32
Closing balance	–453	–	–61	–514	–374	–	–	–374

Financial sublease
Opening balance	–396	–	–	–396	–345	–	–	–345
Derecognition for sublease	–2	–	–	–2	–	–	–	–
Translation differences	13	–	–	13	–51	–	–	–51
Closing balance	–385	–	–	–385	–396	–	–	–396
Net carrying value	5,985	280	55	6,320	7,336	369	165	7,870

Summary of Cash payments

Cash payments
	2023	2022
Repayments of the lease liabilities 1)	–2,857	–2,593
Interest expense of the lease liabilities	–464	–464
Low-value asset not included in the measurement of the liabilities	–459	–516
Variable lease payments not included in the measurement of the lease liabilities	-284	–278
Total cash outflow	–4,064	–3,851

1)	Including advance payments.

Summary of Future Minimum Payment Receivables

Future minimum payment receivables
	Financial leases	Operating leases
2024	78	48
2025	13	22
2026	–	19
2027	–	11
2028 and later	–	4
Total	91	104